Supplemental Disclosures - Cash Flow Statement Presentation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Accounts receivable	$ 66.7	$ (11.3)
Prepaids and deposits	(2.2)	(13.9)
Accounts payable and accrued liabilities	(97.8)	(3.5)
Other current liabilities	(11.8)	8.6
Other long-term liabilities	(9.8)	5.1
Changes in non-cash working capital:	(54.9)	(15.0)
Investing activities
Accounts receivable	0.0	0.2
Other current assets	(60.5)	(18.7)
Accounts payable and accrued liabilities	56.3	(7.6)
Changes in non-cash working capital:	(4.2)	(26.1)
Financing activities
Prepaids and deposits	(12.6)	(44.2)
Accounts payable and accrued liabilities	(2.0)	4.0
Dividends declared	(42.6)	55.9
Change in non-cash working capital	$ (57.2)	$ 15.7